Goodwill, net - Narrative (Details) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment charge	$ 0	$ 0	$ 0